SOUTH ASIA PORTFOLIO AS OF JUNE 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 84.1%

INDIA -- 84.1%

                                          SHARES           VALUE
----------------------------------------------------------------------
Apparel -- 0.0%
----------------------------------------------------------------------
Bata India Ltd.(1)                                   25    $        38
The dominate shoemaker of India.
----------------------------------------------------------------------
                                                           $        38
----------------------------------------------------------------------
Auto and Parts -- 2.4%
----------------------------------------------------------------------
Hero Honda Motors Ltd.                           35,500    $   785,134
Honda's motorcycle manufacturer and
distributor in India.
IFB Industries Ltd.(1)                               50              4
Manufacturer of high precision
engineering tools and
domestic appliances.
Motor Industries                                    388         31,718
A subsidiary of Robert Bosch of Germany
with a presence in the auto components
industry, with products such as spark
plugs and fuel injection pumps.
----------------------------------------------------------------------
                                                           $   816,856
----------------------------------------------------------------------
Banking and Finance -- 8.4%
----------------------------------------------------------------------
HDFC Bank Ltd.                                  336,966    $ 1,919,159
One of the fastest growing private
sector banks in India.
ICICI Bank Ltd.(1)                               64,050        928,725
Has emerged as one of India's leading
new private sector bank with emphasis
on technology.
----------------------------------------------------------------------
                                                           $ 2,847,884
----------------------------------------------------------------------
Banks and Money Services -- 0.0%
----------------------------------------------------------------------
Kotak Mahindra Finance Ltd.(2)                      300    $       487
Bill discounting and consumer financing.
Oriental Bank of Commerce(2)                        100             74
Public sector retail bank.
State Bank of India(2)                              100            507
The largest public sector commercial
bank in India, with over 8000 branches.
Engaged in retail banking and a range of
non-fund based activities.
----------------------------------------------------------------------
                                                           $     1,068
----------------------------------------------------------------------
                                          SHARES           VALUE
----------------------------------------------------------------------
Beverages -- 0.6%
----------------------------------------------------------------------
Tata Tea Ltd.(2)                                    100    $       743
Integrated tea company with substantial
presence in plantation as well as direct
marketing of branded tea.
United Breweries Ltd.(2)                        200,950        216,702
UB is the sub-continent's largest beer
manufacturer with a strong
brand portfolio.
----------------------------------------------------------------------
                                                           $   217,445
----------------------------------------------------------------------
Broadcasting and Cable -- 2.9%
----------------------------------------------------------------------
Zee Telefilms Ltd.                               99,000    $   993,437
Dominant television broadcaster in
India.
----------------------------------------------------------------------
                                                           $   993,437
----------------------------------------------------------------------
Chemicals -- 4.8%
----------------------------------------------------------------------
Reliance Industries Ltd.(2)                     212,794    $ 1,624,669
Integrated petrochemical company with
world class capacities and major
presence in polyesters and polymers.
Tata Chemicals(2)                                 1,200          1,114
A diversified company with a major
presence in soda ash, caustic soda
and fertilizers.
Thermax Ltd.(2)                                   1,742          3,679
Niche supplier of boilers and pollution
control equipment.
----------------------------------------------------------------------
                                                           $ 1,629,462
----------------------------------------------------------------------
Computer Software -- 23.9%
----------------------------------------------------------------------
DSQ Software Ltd.(1)                             50,000    $ 1,064,222
One of the top software exporting
companies in India and has achieved the
SEI CMM Level 4 certification, with
strong presence in
CAD/CAM segment.
Hughes Software Systems(2)                       20,600      1,390,650
A computer software developer
specializing in
telecommunication software.
Infosys Technologies Ltd.                        18,800      3,502,674
India's dominant software
services provider.
Onward Technologies Ltd.(1)(2)                      500          2,453
Software unit of Novell India.
Satyam Computer Services                         10,000        667,928
One of the fastest growing software
service companies in India. A SEI-CMM
Level 5 company, with expertise in key
vertical segments such as insurance,
banking & telecom.

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH ASIA PORTFOLIO AS OF JUNE 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

                                          SHARES           VALUE
----------------------------------------------------------------------

Computer Software (continued)
----------------------------------------------------------------------
Tata Infotech Ltd.                                   25            161
One of the largest information
technology service and solution
providers in India with interest in
software development, distribution,
networking, maintenance, support
and training.
Visualsoft (India) Ltd.                           9,300      1,485,948
Has a revenue mix unique in Indian
information technology services, with
software services and products
constituting over 90% of revenues. The
company has developed expertise in
Internet and e-commerce segments.
----------------------------------------------------------------------
                                                           $ 8,114,036
----------------------------------------------------------------------
Conglomerates -- 4.9%
----------------------------------------------------------------------
Larsen and Toubro Ltd.(2)                       303,300    $ 1,675,792
A diversified conglomerate with presence
in cement, engineering and construction
and information technology segments. It
is India's largest private sector
company in the engineering and
construction segment and the second
largest cement manufacturer with over
12mtpa capacity.
Indian Rayon and Industries Ltd.                      5              7
Diversified company with interests in
cement, textiles, rayon and
carbon black.
----------------------------------------------------------------------
                                                           $ 1,675,799
----------------------------------------------------------------------
Diversified Industry -- 3.6%
----------------------------------------------------------------------
Enkay Texofood Industries Ltd.(1)(2)                546    $        66
Has business interests in the
manufacturing of synthetic yarns and the
export of processed foods.
Grasim Industries Ltd.(1)                             1              6
A diversified conglomerate with interest
in viscose staple fibre (India's largest
producer), caustic soda, cement (third
largest producer in India) and gas based
sponge iron (third largest producer
in India).
Sterlite Industries Ltd.                         66,000      1,231,680
Market leader in telecom cable &
non-ferrous metal (copper). Sterlite is
globally competitive due to its size of
operation & vertical integration.
Thiru Arooran Sugars(2)                             100            116
A manufacturer of sugar and industrial
alcohol. Has also made foray into
cogeneration of power through bagasse.
----------------------------------------------------------------------
                                                           $ 1,231,868
----------------------------------------------------------------------
                                          SHARES           VALUE
----------------------------------------------------------------------
Electric Utilities -- 0.0%
----------------------------------------------------------------------
BSES Ltd.(2)                                         50    $       275
A monopoly distributor of power in
suburban Bombay.
----------------------------------------------------------------------
                                                           $       275
----------------------------------------------------------------------
Engineering -- 0.9%
----------------------------------------------------------------------
Cummins India Ltd.(1)                                50    $       503
A 51% subsidiary of Cummins US, is a
leading manufacturer of IC engines for
industrial and power
generation industries.
Siemens India Ltd. (1)(2)                        44,100        300,354
A 51% subsidiary of Seimens, Germany, is
a leading player in power generation and
distribution equipment, industrial
projects, transportation systems,
communication and health care products.
----------------------------------------------------------------------
                                                           $   300,857
----------------------------------------------------------------------
Health and Personal Care -- 3.5%
----------------------------------------------------------------------
Cipla Ltd.                                       61,000    $ 1,180,312
Market leader in anti-bacterial,
anti-asthmetic, and anti-cancer entering
into segments of cardiovascular
and dermatology.
Wockhardt Ltd.(1)(2)                              2,000    $     2,056
Wockhardt Ltd.(1)                                   900          8,962
The 5th largest pharmaceutical company
in India, with focus on research based
pharmaceutical business. Has several key
brands in anti-infective and pain
killer segments.
----------------------------------------------------------------------
                                                           $ 1,191,330
----------------------------------------------------------------------
Household Products -- 4.8%
----------------------------------------------------------------------
Hindustan Lever Ltd.(1)(2)                       25,400    $ 1,613,511
A diversified multinational of the
Unilever group and a market leader in
soap and detergents, personal care &
food processing industries.
Reckitt and Colman of India Ltd.(1)                  50            230
Manufacturer of household products such
as mosquito repellent, surface cleaning
agents and antiseptic lotions.
----------------------------------------------------------------------
                                                           $ 1,613,741
----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH ASIA PORTFOLIO AS OF JUNE 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

                                          SHARES           VALUE
----------------------------------------------------------------------
Information Technology -- 1.6%
----------------------------------------------------------------------
Rediff.com India Ltd. ADR(1)                     39,200    $   548,800
A leading Internet portal, which
develops and aggregates content (news,
editorial, stocks etc.), provides
e-commerce services.
----------------------------------------------------------------------
                                                           $   548,800
----------------------------------------------------------------------
Investment Services -- 4.8%
----------------------------------------------------------------------
Housing Development Finance(1)(2)                54,000    $   676,119
The market leader in the Indian mortgage
finance market with a strong brand in
the Indian retail finance industry.
ICICI Ltd.                                          150            421
Development finance company supporting
infrastructure projects.
ICICI Ltd. ADR                                   50,000        937,500
Development finance company supporting
infrastructure projects.
----------------------------------------------------------------------
                                                           $ 1,614,040
----------------------------------------------------------------------
Lodging and Gaming -- 0.0%
----------------------------------------------------------------------
Hotel Leela Venture Ltd.(2)                         550    $       248
Operates business hotels and a beach
resort in Bombay and Goa, respectively.
----------------------------------------------------------------------
                                                           $       248
----------------------------------------------------------------------
Manufacturing -- 2.5%
----------------------------------------------------------------------
Gujarat Natural Gas Co. Ltd.(2)                  95,500    $   832,764
Subsidiary of British Gas involved in
gas distribution in India.
----------------------------------------------------------------------
                                                           $   832,764
----------------------------------------------------------------------
Media -- 2.3%
----------------------------------------------------------------------
UTV Software Communications Ltd.(3)              68,600    $   768,197
A Pan-Asian media company, engaged in
providing television software for
terrestrial and satellite
television channels.
----------------------------------------------------------------------
                                                           $   768,197
----------------------------------------------------------------------
Medical Products -- 3.1%
----------------------------------------------------------------------
Ranbaxy Laboratories Ltd.(1)                     80,514    $ 1,039,740
Presence in anti-bacterial and
antibiotics segments, and a major
exporter of bulk drugs
and formulations.
----------------------------------------------------------------------
                                                           $ 1,039,740
----------------------------------------------------------------------
                                          SHARES           VALUE
----------------------------------------------------------------------
Metals - Industrial -- 4.4%
----------------------------------------------------------------------
Hindalco Industries Ltd. GDR                     75,000    $ 1,481,250
India's second largest aluminum producer
and lowest cost producer in the world.
Tata Iron and Steel Co. Ltd.(2)                      56    $       148
India's most profitable steel company.
----------------------------------------------------------------------
                                                           $ 1,481,398
----------------------------------------------------------------------
Miscellaneous Materials and Commodities -- 0.0%
----------------------------------------------------------------------
Flex Industries Ltd.(1)                           4,274    $     1,220
An intergrated player in the packaging
industry, manufacturing flexible
packaging materials.
----------------------------------------------------------------------
                                                           $     1,220
----------------------------------------------------------------------
Oil and Gas - Integrated -- 0.0%
----------------------------------------------------------------------
Hindustan Petroleum                                 300    $       825
One of the top three oil refining and
marketing companies in India.
----------------------------------------------------------------------
                                                           $       825
----------------------------------------------------------------------
Personal Products and Chemicals -- 4.7%
----------------------------------------------------------------------
Nirma Ltd. (1)                                   80,000    $ 1,580,291
A major leader in the soap and
detergent market.
----------------------------------------------------------------------
                                                           $ 1,580,291
----------------------------------------------------------------------
Property -- 0.0%
----------------------------------------------------------------------
Gesco Corp. Ltd.                                     70    $        16
Engaged in real estate & property
development - a hive-off division of
GE Shipping.
----------------------------------------------------------------------
                                                           $        16
----------------------------------------------------------------------
Telecommunications -- 0.0%
----------------------------------------------------------------------
Mahangar Telephone Nigam Ltd.(2)                  1,100    $     5,286
Government owned monopoly provider of
fixed wire telephone services in India's
major cities of Bombay and Delhi.
----------------------------------------------------------------------
                                                           $     5,286
----------------------------------------------------------------------
Transportation -- 0.0%
----------------------------------------------------------------------
Great Eastern Shipping Co.(2)                       630    $       219
Diversified company with interests in
shipping and property development.
----------------------------------------------------------------------
                                                           $       219
----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH ASIA PORTFOLIO AS OF JUNE 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

                                          SHARES           VALUE
----------------------------------------------------------------------

Transportation (continued)
----------------------------------------------------------------------
Total Common Stocks
   (identified cost $22,001,535)                           $28,507,140
----------------------------------------------------------------------
Total Investments -- 84.1%
   (identified cost $22,001,535)                           $28,507,140
----------------------------------------------------------------------
Other Assets, Less Liabilities -- 15.9%                    $ 5,373,463
----------------------------------------------------------------------
Net Assets -- 100.0%                                       $33,880,603
----------------------------------------------------------------------

 ADR - American Depositary Receipt

 GDR - Global Depository Receipt
 (1)  Non-income producing security.
 (2) The above securities held by the Portfolio on June 30, 2000 are unrestricted securities valued at market prices. Because of the length of the registration process, the Portfolio would temporarily be unable to sell certain of these securities. At June 30, 2000 the aggregate value of these securities amounted to $284,176 representing 0.8% of the Portfolio's net assets (Note 5).
 (3) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH ASIA PORTFOLIO AS OF JUNE 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

TOP TEN HOLDINGS

                                                                              PERCENTAGE
  COMPANY                           INDUSTRY SECTOR                           OF NET ASSETS  VALUE
  -----------------------------------------------------------------------------------------------------
  Infosys Technologies Ltd.         Computer Software                               10.3%    $3,502,674
  HDFC Bank Ltd.                    Banking and Finance                              5.7      1,919,159
  Larsen and Toubro Ltd.            Conglomerates                                    4.9      1,675,792
  Reliance Industries Ltd.          Chemicals                                        4.8      1,624,669
  Hindustan Lever Ltd.              Household Products                               4.8      1,613,511
  Nirma Ltd.                        Personal Products                                4.7      1,580,291
                                      and Chemicals
  Visualsoft (India) Ltd.           Computer Software                                4.4      1,485,948
  Hindalco Industries Ltd. GDR      Metals - Industrial                              4.4      1,481,250
  Hughes Software Systems           Computer Software                                4.1      1,390,650
  Sterlite Industries Ltd.          Diversified Industry                             3.6      1,231,680

INDUSTRY CONCENTRATION -- BELOW ARE THE TOP TEN INDUSTRY SECTORS REPRESENTED IN THE PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                          PERCENTAGE
COMPANY                                   OF NET ASSETS  VALUE
-------------------------------------------------------------------
Computer Software                               23.9     $8,114,036
Banking and Finance                              8.4      2,847,884
Conglomerates                                    4.9      1,675,799
Chemicals                                        4.8      1,629,462
Investment Services                              4.8      1,614,040
Household Products                               4.8      1,613,741
Personal Products and Chemicals                  4.7      1,580,291
Metals - Industrial                              4.4      1,481,398
Diversified Industry                             3.6      1,231,868
Health and Personal Care                         3.5      1,180,312

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH ASIA PORTFOLIO AS OF JUNE 30, 2000

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2000
Assets
-----------------------------------------------------
Investments, at value
   (identified cost, $22,001,535)         $28,507,140
Cash                                          534,059
Foreign currency, at value
   (identified cost, $4,668,074)            4,648,164
Receivable for investments sold             1,809,508
Dividends receivable                           45,788
-----------------------------------------------------
TOTAL ASSETS                              $35,544,659
-----------------------------------------------------

Liabilities
-----------------------------------------------------
Payable for investments purchased         $ 1,613,534
Payable to affiliate for Trustees' fees           787
Accrued expenses                               49,735
-----------------------------------------------------
TOTAL LIABILITIES                         $ 1,664,056
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $33,880,603
-----------------------------------------------------
Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $27,396,691
Net unrealized appreciation (computed on
   the basis of identified cost)            6,483,912
-----------------------------------------------------
TOTAL                                     $33,880,603
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2000
Investment Income
------------------------------------------------------
Dividends                                 $    239,878
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $    239,878
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $    157,287
Administration fee                              52,096
Trustees fees and expenses                       3,084
Custodian fee                                   97,833
Legal and accounting services                   46,735
Miscellaneous                                    9,593
------------------------------------------------------
TOTAL EXPENSES                            $    366,628
------------------------------------------------------
Deduct --
   Reduction of custodian fee             $      6,768
------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $      6,768
------------------------------------------------------
NET EXPENSES                              $    359,860
------------------------------------------------------
NET INVESTMENT LOSS                       $   (119,982)
------------------------------------------------------

Realized and Unrealized
Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)
      (net of foreign taxes, $1,519,757)  $  6,160,193
   Foreign currency transactions              (163,258)
------------------------------------------------------
NET REALIZED GAIN                         $  5,996,935
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(15,566,947)
   Foreign currency                            (22,559)
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(15,589,506)
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $ (9,592,571)
------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $ (9,712,553)
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH ASIA PORTFOLIO AS OF JUNE 30, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2000     YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 1999
-----------------------------------------------------------------------------
From operations --
   Net investment loss                    $       (119,982) $        (411,907)
   Net realized gain                             5,996,935         21,356,789
   Net change in unrealized appreciation
      (depreciation)                           (15,589,506)        13,106,670
-----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $     (9,712,553) $      34,051,552
-----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $      8,232,880  $      10,651,675
   Withdrawals                                 (12,917,892)       (49,158,808)
-----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $     (4,685,012) $     (38,507,133)
-----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS                $    (14,397,565) $      (4,455,581)
-----------------------------------------------------------------------------
Net Assets
-----------------------------------------------------------------------------
At beginning of period                    $     48,278,168  $      52,733,749
-----------------------------------------------------------------------------
AT END OF PERIOD                          $     33,880,603  $      48,278,168
-----------------------------------------------------------------------------

STATEMENT OF CASH FLOWS

                                          PERIOD ENDED
INCREASE (DECREASE) IN CASH               JUNE 30, 2000
-------------------------------------------------------
Cash Flows From (For) Operating
   Activities --
   Purchase of investments                $ (23,240,379)
   Proceeds from sale of investments         31,906,502
   Dividends and interest received              224,829
   Operating expenses paid                     (414,633)
   Foreign taxes paid                        (1,519,756)
   Foreign currency transactions             (2,604,111)
-------------------------------------------------------
NET CASH FROM OPERATING ACTIVITIES        $   4,352,452
-------------------------------------------------------
Cash Flows From (For) Financing
   Activities --
   Proceeds from capital contributions    $   8,232,880
   Payments for capital withdrawals         (12,917,892)
-------------------------------------------------------
NET CASH USED FOR FINANCING ACTIVITIES    $  (4,685,012)
-------------------------------------------------------

NET DECREASE IN CASH                      $    (332,560)
-------------------------------------------------------

CASH AT BEGINNING OF PERIOD               $     866,619
-------------------------------------------------------

CASH AT END OF PERIOD                     $     534,059
-------------------------------------------------------

Reconciliation of Net Decrease in Net Assets
From Operations to Net Cash From
Operating Activities
-------------------------------------------------------
Net decrease in net assets from
   operations                             $  (9,712,553)
Increase in receivable for investments
   sold                                      (1,789,180)
Increase in foreign currency                 (2,418,294)
Increase in dividends, interest and
   other receivables                            (15,049)
Increase in payable for investments
   purchased                                  1,613,534
Decrease in payable to affiliate                   (106)
Decrease in accrued expenses and other
   liabilities                                  (54,667)
Net decrease in investments                  16,728,767
-------------------------------------------------------
NET CASH FROM OPERATING ACTIVITIES        $   4,352,452
-------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH ASIA PORTFOLIO AS OF JUNE 30, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED                    YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2000       --------------------------------------------------------
                                  (UNAUDITED)           1999        1998        1997        1996        1995
--------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               1.76%(1)       2.09%       1.97%       1.61%       1.51%       1.76%
   Expenses after custodian
      fee reduction                       1.73%(1)       2.07%       1.87%       1.58%       1.28%       1.35%
   Net investment loss                   (0.58)%(1)     (0.94)%     (0.16)%     (0.20)%     (0.11)%     (0.18)%
Portfolio Turnover                          69%            80%         60%         48%         46%         38%
--------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $33,881        $48,278     $52,734     $84,175     $106,923    $37,435
--------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH ASIA PORTFOLIO AS OF JUNE 30, 2000

NOTES TO FINANCIAL STATEMENT (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   South Asia Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on January 18, 1994, seeks to achieve long-term capital appreciation. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Federal Taxes -- The Portfolio is treated as a partnership for Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is individually responsible for the payment of any taxes on its share of such income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code), in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 C Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either cash or securities in an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and financial futures contract to buy.

 D Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 E Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

 F Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with

SOUTH ASIA PORTFOLIO AS OF JUNE 30, 2000

NOTES TO FINANCIAL STATEMENT (UNAUDITED) CONT'D

   IBT. All significant credit balances used to reduce the Portfolios custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 G Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 H Other -- Investment transactions are accounted for on the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

 I Interim Financial Statements -- The interim financial statements relating to
   June 30, 2000 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Lloyd George Investment Management (Bermuda) Limited (the Adviser) as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Adviser receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended June 30, 2000, the adviser fee was 0.75% (annualized) of average daily net assets and amounted to $157,287. In addition, an administration fee is earned by Eaton Vance Management (EVM) for managing and administering the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (equal to 0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended June 30, 2000, the administration fee was 0.25% (annualized) of average net assets and amounted to $52,096. Except as to Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   For the six months ended June 30, 2000, purchases and sales of investments, other than short-term obligations, aggregated $23,771,203 and $32,613,167 respectively.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2000, as computed on a federal income tax basis, are as follows:

    AGGREGATE COST                            $22,001,535
    -----------------------------------------------------
    Gross unrealized appreciation             $ 9,417,169
    Gross unrealized depreciation              (2,911,564)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 6,505,605
    -----------------------------------------------------

5 Risks Associated with Foreign Investments
-------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

SOUTH ASIA PORTFOLIO AS OF JUNE 30, 2000

NOTES TO FINANCIAL STATEMENT (UNAUDITED) CONT'D

   Settlement of securities transactions in the Indian subcontinent may be delayed and is generally less frequent than in the United States, which could affect the liquidity of the Portfolio's assets. The Portfolio may be unable to sell securities where the registration process is incomplete and may experience delays in receipt of dividends.

6 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a committed $150 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2000.

7 Subsequent Event
-------------------------------------------
   Effective September 15, 2000, Zaheer Sitabkhan will assume sole responsibility for managing the South Asia Portfolio. Mr. Sitabkhan is currently co-portfolio manager of the South Asia Portfolio.

EATON VANCE GREATER INDIA FUND AS OF JUNE 30, 2000

INVESTMENT MANAGEMENT

SOUTH ASIA PORTFOLIO

Officers

Hon. Robert Lloyd George
President and Trustee

James B. Hawkes
Vice President and Trustee

Zaheer Sitabkhan
Vice President

Scobie Dickinson Ward
Vice President, Assistant
Secretary and Assistant Treasurer

William Walter Raleigh Kerr
Vice President and
Assistant Treasurer

James L. O'Connor
Vice President and Treasurer

Alan R. Dynner
Secretary

Trustees

Hon. Edward K. Y. Chen
President of Lingnan College,
University of Hong Kong

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman of the Board,
United Asset Management Corporation